Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Measurement of fair values
Liabilities at beginning of period	$ 373,725
Net change in fair value	(100)	$ (265)
Liabilities at end of period	339,610
Share warrant obligation | Level 3
Measurement of fair values
Liabilities at beginning of period	365	1,278
Net change in fair value	(100)	(265)
Liabilities at end of period	265	1,013
Put option liability | Level 3
Measurement of fair values
Liabilities at beginning of period	15,002	28,995
Net change in fair value		(13,993)
Liabilities at end of period	$ 15,002	$ 15,002